GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	Cost	September 30, 2024 Accumulated Amortization	Intangible Assets, Net
Trademark	$795	$(302)	$493
Technology	6,161	(1,757)	4,404
Customer relationship - Warranty	201	(115)	86
Customer relationship - Rental	2,102	(600)	1,502
Customer relationship - Distribution	4,578	(1,043)	3,535
Backlog	296	(296)	‐
Total Amortized Intangible Assets	$14,133	$(4,113)	$10,020

	Cost	December 31, 2023 Accumulated Amortization	Intangible Assets, Net
Trademark	795	(104)	691
Technology	6,161	(604)	5,557
Customer relationship - Warranty	201	(40)	161
Customer relationship - Rental	2,102	(206)	1,896
Customer relationship - Distribution	4,578	(358)	4,220
Backlog	296	(296)	-
Total Amortized Intangible Assets	14,133	(1,608)	12,525

Schedule of future amortization expense
Fiscal 2024 (period remaining)	$842
Fiscal 2025	3,307
Fiscal 2026	3,143
Fiscal 2027	2,172
Fiscal 2028	556
Total	$10,020

Fiscal 2024	3,347
Fiscal 2025	3,307
Fiscal 2026	3,143
Fiscal 2027	2,172
Fiscal 2028	556
Total	12,525